Retirement Plans - Defined Benefit Plans - Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Amounts recognized in Accumulated other comprehensive loss:
Prior service cost	$ 756	$ 1,923
Net actuarial loss	$ 26,361	$ 9,512